Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 25, 2025
Related Party Transactions [Line Items]
Interest calculated monthly basis on one percentage on funds advanced and received	1.00%
Interest expense	$ 323,230	$ 121,656
Investor relations expenses	9,310,114	3,117,588
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable – related parties	848,749		$ 505,850
Interest expense	510	$ 44,953
Other Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties	577,308		555,147	$ 315,904
BCMP Services Limited (“BCMP”) [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties	24,986		$ 24,098
Kaela Ritchie [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties	1,865,000
Accrued advisory service fee	250,000
Investor relations expenses	$ 1,615,000